SUMMARY OF WARRANTS AND OPTIONS ACTIVITY (Details) - USD ($)																								12 Months Ended
		Oct. 14, 2022	Jan. 20, 2022	Dec. 31, 2021	Dec. 15, 2021	Nov. 30, 2021	Oct. 14, 2021	Sep. 21, 2021	Jul. 09, 2021	Jul. 09, 2021	Jul. 08, 2021	Jul. 02, 2021	Jul. 01, 2021	Jun. 24, 2021	May 12, 2021	Dec. 30, 2020	Dec. 29, 2020	Nov. 27, 2020	Sep. 23, 2020	Aug. 18, 2020	Aug. 17, 2020	Aug. 06, 2020	Jul. 27, 2020	Dec. 31, 2021	Dec. 31, 2020		Jun. 30, 2022
Number of Options, beginning balance
Number of Warrants, beginning balance																								80,000	6,290,431
Number of Options and Warrants, beginning balance																								80,000	6,290,431
Warrant issued on July 2, 2021	[1]																									[2]
Warrant issued on July 2, 2021	[1]																							5,000,000	262,500	[2]
Warrant issued on July 2, 2021	[1]																							5,000,000	262,500	[2]
Warrants expired
Warrants expired																								(30,000)	(5,000,000)
Warrants expired																								(30,000)	(5,000,000)
Cashless exercise of warrant on September 21, 2021																								(5,000,000)	(262,500)
Cashless exercise of warrant on September 21, 2021																								(5,000,000)	(262,500)
Warrants expired in October 2020 and November
Warrants expired in October 2020 and November																									(1,210,431)
Warrants expired in October 2020 and November																									(1,210,431)
Warrants expired on March 16, 2021
Warrants expired on March 16, 2021																								(50,000)
Warrants expired on March 16, 2021																								(50,000)
Cashless exercise of warrant on September 21, 2021
Two warrants issued on October 14, 2021	[3]
Two warrants issued on October 14, 2021	[3]																							133,333,334
Two warrants issued on October 14, 2021	[3]																							133,333,334
Number of Options, ending balance
Number of Warrants, ending balance				133,333,334																				133,333,334	80,000
Number of Options and Warrants, ending balance				133,333,334																				133,333,334	80,000
Number of common stock shares issued				6,802,721	5,714,286	2,082,128		4,512,497		7,823,177	1,000,000	4,629,964	8,300,345	14,700,000	6,000,000	10,000,000	1,769,447	10,000,000	4,000,000	262,481	4,000,000	892,592	2,000,000
Warrants expired on June 20, 2020
Warrants expired on June 20, 2020																									(5,000,000)
Warrants expired on June 20, 2020																									(5,000,000)
Warrants expired on February 19, 2021
Warrants expired on February 19, 2021																								(30,000)
Warrants expired on February 19, 2021																								(30,000)
Debt Instrument, Convertible, Conversion Price																									$ 0.00906		$ 0.001365
Labrys Fund LP [Member]
Number of common stock shares issued			8,000,000					4,512,497	1,000,000		1,000,000
Convertible Debt												$ 100,000
Debt Instrument, Convertible, Conversion Price												$ 0.015
Debt Instrument, Term												1 year
Debt Instrument, Interest Rate, Stated Percentage												12.00%
Quick Capital, LLC [Member]
Number of common stock shares issued							2,298,852
Convertible Debt							$ 666,667
Debt Instrument, Term							1 year
Debt Instrument, Interest Rate, Stated Percentage				0.00%			10.00%																	0.00%
Debt Conversion, Converted Instrument, Rate		30.00%					30.00%

[1]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”). As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.
[2]	On July 2, 2021, the Company entered into a Securities Purchase Agreement (“SPA”) with Labrys Fund, LP (“Labrys”) and issued Labrys a Promissory Note (the “Note”) in the amount of One Hundred Thousand and NO/100 Dollars ($100,000). The Note is convertible, in whole or in part, at any time and from time to time before maturity (July 2, 2022) at the option of the holder at the Conversion Price that shall equal $0.015. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. The Conversion Price is subject to equitable adjustments for stock splits, stock dividends or rights offerings by the Borrower relating to the Borrower’s securities or the securities of any subsidiary of the Borrower, combinations, recapitalization, reclassifications, extraordinary distributions and similar events. Holder shall be entitled to deduct $1,750.00 from the conversion amount in each Notice of Conversion to cover Holder’s fees associated with each Notice of Conversion. The Note has a term of one (1) year and bears interest at 12% annually. The transaction closed on July 2, 2021. As part and parcel of the foregoing transaction, Labrys was issued a warrant granting the holder the right to purchase up to 5,000,000 shares of the Company’s common stock at an exercise price of $0.02 for a term of 5-years. On September 21, 2021, the Company issued Labrys 4,512,497 shares of common stock as a cashless exercise of the warrant.
[3]	On October 14, 2021, the Company (the “Borrower”) entered into a Note Purchase Agreement (“NPA”) with each of BHP Capital NY Inc. and Quick Capital, LLC (together, the “Investors”). As part and parcel of the foregoing transaction, each of the Investors was issued 2,298,852 shares of common stock as Commitment shares and a warrant (the “Warrant”) granting the holder the right to purchase up to 66,666,667 shares of the Company’s common stock at an exercise price of $0.015 for a term of 5-years. The Company agreed to file an initial registration statement on Form S-1 covering the maximum number of registrable securities within 14 days of the execution of the NPA. The Registration Statement on Form S-1 was filed with the Securities and Exchange Commission on October 28, 2021 and declared effective on November 10, 2021. The transaction closed on October 19, 2021.